Retirement Plans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Vesting period for defined contribution plan	5 years
Expense recognized on defined contribution plans	$ 49,400,000	$ 53,600,000	$ 42,400,000
Number of years of compensation for calculating benefit	3 years
Number of years of employment considered at retirement	10 years
Estimated employer contributions in next fiscal year	2,900,000
US Plan
Defined Benefit Plan Disclosure [Line Items]
Number of mutual funds held by plan	2	2
Fair value of plan assets	36,400,000	29,800,000
Benefits equalization plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,000,000	$ 3,300,000